Employee compensation and benefits - The effect of changes in key assumptions on the principal plan (Details) - Principal plan - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discount rate | HSBC Switzerland Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ (19)	£ 0	£ 0
Financial impact of decrease	21	0	0
Discount rate | HSBC Germany Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	(8)	(9)	(7)
Financial impact of decrease	8	9	8
Inflation rate | HSBC Switzerland Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	2	0	0
Financial impact of decrease	(2)	0	0
Inflation rate | HSBC Germany Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	6	7	7
Financial impact of decrease	(6)	(6)	(5)
Pension payments and deferred pensions | HSBC Switzerland Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	13	0	0
Financial impact of decrease	(12)	0	0
Pension payments and deferred pensions | HSBC Germany Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	5	6	5
Financial impact of decrease	(5)	(6)	(5)
Pay | HSBC Switzerland Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	2	0	0
Financial impact of decrease	(2)	0	0
Pay | HSBC Germany Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	1	1	1
Financial impact of decrease	(1)	(1)	(1)
Change in mortality | HSBC Switzerland Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	16	0	0
Financial impact of decrease		0	0
Change in mortality | HSBC Germany Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Financial impact of increase	£ 8	£ 9	£ 10
Pension Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pension payments and deferred pensions
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Pay
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%	0.25%	0.25%
Pension Plan | Change in mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption	1 year	1 year	1 year